Borrowings - Narrative (Details) $ in Thousands						3 Months Ended
	Mar. 10, 2026 CAD ($)	Feb. 10, 2026 USD ($)	Jan. 14, 2026 USD ($)	Jan. 14, 2026 CAD ($)	May 08, 2025 USD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)
Borrowings [Line Items]
Line of credit maximum borrowing capacity		$ 100,000,000			$ 50,000,000
Line of credit incremental accordion feature		$ 50,000,000			$ 50,000,000
Term		3 years			3 years
Proceeds from loan issuance	$ 30,000		$ 50,000,000	$ 69,430		$ 80,239,000	$ 0
Borrowing capacity increase		$ 50,000,000
Borrowings						$ 80,000,000